SHORT-TERM BORROWINGS (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term borrowings	€ 1,914	€ 2,638
Factored Account Receivables [Member]
Short-term borrowings	€ 1,914	€ 2,638